Accounts and Other Payables (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of Accounts and Other Payables [abstract]
Summary of Accounts and Other Payables

	2021	2022
	HK$	HK$
Accounts payable arising from insurance brokerage	111	80
Consideration payable for acquisition of movie income right investments	29,893	—
Other payables and accruals	1,003	12,073
Accrued issue cost	7,970	14,970

	38,977	27,123